Inventories (Details) - Schedule of Inventories - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Schedule of Inventories [Abstract]
Raw materials	$ 31	$ 177
Inventory in progress	955	1,750
Finished goods	6,973	5,788
Net – advances from customers	(292)	(1,282)
Inventories	$ 7,667	$ 6,433